Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities:
Net loss	$ (12,448,545)	$ (5,801,376)	$ (19,569,337)	$ (1,913,472)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	31,393	6,455
Depreciation and amortization			18,567	7,953
Bad debt (recovery)	(5,203)	660	119,468
Share based payments	758,826	2,641,067
Amortization of prepaid stock based compensation	1,039,925		768,637
Amortization of debt discount and debt issue costs	3,034,192	594,351	485,689	79,364
Derivative expense	4,057,859		93,638
Change in fair value of derivative liabilities	(634,770)		149,306
Loss on sale of accounts receivable		5,196
Loss on settlement of accounts payable	2,542,073		433,400
(Increase) decrease in:
Accounts receivable	(1,967,133)	(459,454)	(434,753)	(97,237)
Prepaid and other	(48,359)	54,411	(87,989)	(64,318)
Inventory		(70,672)	4,245	49,001
Deposits		(55,055)
Deposits			32,116	13,700
Other current Assets		(2,267)	21,286	(2,665)
Accounts payable and accrued liabilities	1,057,640	1,264,000
Accounts payable			1,889,454	712,958
Accrued liabilities			397,193	161,410
Deferred revenue	(57,493)	294,887	60,715	15,018
Due to factor	(5,853)		71,783
Stock issued for services - officers			5,300,000
Net Cash Used In Operating Activities	(2,645,448)	(1,527,797)	(3,795,477)	(1,038,289)
Cash Flows From Investing Activities:
Purchases of property and equipment	(324,435)	(6,884)	(117,303)	(24,407)
Net Used In Investing Activities	(324,435)	(6,884)	(117,303)	(24,407)
Cash Flows From Financing Activities:
Proceeds from sale of accounts receivable		226,847
Repayment of debt - related party		(39,797)
Proceeds from issuance of debt	3,648,083	1,026,000	2,140,608	932,500
Debt issue costs	(204,093)
Payment for recapitalziation from merger		(25,108)
Proceeds from issuance of common stock		317,098
Bank / Cash overdraft		29,641	(17,841)	5,839
Due to related party			(27,929)	25,317
Proceeds from issuance of debt - related party			358,077
Repayments on debt				(5,000)
Proceeds from issuance of common stock and warrants - net of recapitalization payment			1,503,569
Capital contribution				104,008
Net Cash Provided By Financing Activities	3,443,990	1,534,681	3,956,484	1,062,664
Net increase (decrease) in cash	474,107		43,704	(32)
Cash at Beginning of period / year	43,704			32
Cash at end of period / year	517,811		43,704
Supplemental disclosures of cash flow information:
Cash paid for interest	2,518,761		15,882	5,806
Cash paid for taxes
Supplemental disclosure of non-cash investing and financing activities:
Stock issued for future services - third parties	251,500		2,734,548
Debt discount recorded on convertible debt accounted for as a derivative liability	3,258,108		380,000
Stock issued to settle accounts payable and accrued expenses - third parties	1,393,868
Conversion of convertible debt and accrued interest for common stock			1,033,500
Conversion of notes to common stock	1,454,635	167,199
Reclassification of convertible notes to demand loans	278,600
Reclassification of derivative liability to additional paid in capital	1,284,928
Beneficial conversion feature - convertible debt		366,000		547,000
Conversion of preferred stock to common stock		15	83
Stock issued to acquire equipment	82,811
Original issue discount			37,500
Share cancellation	350
Services Rendered
(Increase) decrease in:
Stock issued			4,554,615
Extension of Debt Maturity Date
(Increase) decrease in:
Stock issued			95,500
Contract Settlement in Connection with Lawsuit
(Increase) decrease in:
Stock issued			100,000
Debt Offering
(Increase) decrease in:
Stock issued			30,500
Settlement of debt | Third Parties
Supplemental disclosure of non-cash investing and financing activities:
Stock issued			1,191,064
Settlement of debt | Related Party
Supplemental disclosure of non-cash investing and financing activities:
Stock issued			358,077
Settlement of Accounts Payable
Supplemental disclosure of non-cash investing and financing activities:
Stock issued			433,400
Officer
Adjustments to reconcile net loss to net cash used in operating activities:
Share based payments			1,039,500
All Other
Adjustments to reconcile net loss to net cash used in operating activities:
Share based payments			$ 630,990